Schedule of restrictive covenants (Details)	12 Months Ended
Dec. 31, 2021
Debentures Issue 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	7th Debentures Issue
Description of covenant	Net debt
[custom:DescriptionOfRatioRequiredIssuer]	The following or less:
[custom:DescriptionOfRatioRequiredCemig]	The following or less:
[custom:DescriptionOfComplianceRequired]	Semi-annual and annual
Debentures Issue 6 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	Eurobonds
Description of covenant	EBITDA/Debt servicing
[custom:DescriptionOfRatioRequiredIssuer]	1.3 or more
[custom:DescriptionOfComplianceRequired]	Annual
Debentures Issue 3 [Member]
IfrsStatementLineItems [Line Items]
Description of covenant	Ebitda adjusted for the Covenant (3)
Debentures Issue 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	Cemig D
Description of covenant	Ebitda adjusted
[custom:DescriptionOfRatioRequiredIssuer]	The following or Less than 3.5
[custom:DescriptionOfRatioRequiredCemig]	The following or Less than 3.0
[custom:DescriptionOfComplianceRequired]	Semi-annual and annual
Debentures Issue 4 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	Debentures
Description of covenant	Ebitda / Debt servicing
[custom:DescriptionOfRatioRequiredIssuer]	1.3 or more
[custom:DescriptionOfComplianceRequired]	Annual
Debentures Issue 5 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	GASMIG (4)
Description of covenant	Ebitda / Net finance income (expenses)
[custom:DescriptionOfRatioRequiredIssuer]	2.5 or more
[custom:DescriptionOfComplianceRequired]	Annual
Debentures Issue 10 [Member]
IfrsStatementLineItems [Line Items]
Description of covenant	Overall indebtedness (Total liabilities/Total assets)
[custom:DescriptionOfRatioRequiredIssuer]	Less than 0.6
[custom:DescriptionOfComplianceRequired]	Annual
Debentures Issue 11 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	Net debt / Ebitda
[custom:DescriptionOfRatioRequiredIssuer]	The following or less:
[custom:DescriptionOfComplianceRequired]	Annual
Debentures Issue [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	8th Debentures Issue
Debentures Issue 7 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfTitleOfSecurities]	Financings Caixa Econômica Federal (CEF)
Description of covenant	Debt servicing coverage index
[custom:DescriptionOfRatioRequiredIssuer]	1.20 or more
[custom:DescriptionOfComplianceRequired]	Annual (during amortization)